Post-employment benefits - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Plan assets, at fair value	R$ 22,937	R$ 21,490
Actuarial assumption of medical cost trend rates	4.00%
Inflation rate	4.00%
Discount rate	11.59%	9.56%
Other comprehensive income	R$ (71)	R$ 5,603	R$ 3,080
Plano De Beneficios I I
Disclosure of transactions between related parties [line items]
Other liabilities	47
Other comprehensive income	15
Other income expenses	(6)
Itau Unibanco Holding
Disclosure of transactions between related parties [line items]
Plan assets, at fair value	2	1
Itau Unibanco Holding | Real Estate 2
Disclosure of transactions between related parties [line items]
Plan assets, at fair value	R$ 508	R$ 472